GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 6—GOODWILL AND INTANGIBLE ASSETS

        The Company tests goodwill and indefinite-lived intangible assets for impairment annually or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value. The Company also reviews definite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of a definite-lived intangible asset may not be recoverable. The Company performs its annual assessment for impairment of goodwill and indefinite-lived intangible assets as of October 1 in connection with the preparation of its annual financial statements.

        The Company determines the fair values of its reporting units using discounted cash flow ("DCF") analyses, and typically corroborates the concluded fair value using a market based valuation approach. Determining fair value requires the exercise of significant judgment, including judgment about the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on the Company's most recent budget and, for years beyond the budget, the Company's estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, are assessed annually based on the reporting units' current results and forecast, as well as macroeconomic and industry specific factors. The discount rates used in the Company's annual goodwill impairment assessment ranged from 13% to 20% in both 2011 and 2010.

        The Company determines the fair values of its indefinite-lived intangible assets using avoided royalty DCF analyses. Significant judgments inherent in these analyses include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license the Company's trade names and trademarks. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in the Company's annual indefinite-lived impairment assessment ranged from 13% to 20% in both 2011 and 2010, and the royalty rates used ranged from 1% to 9% in 2011 and 1% to 10% in 2010.

        In connection with its annual assessment in 2010, the Company identified and recorded impairment charges at the Other segment related to the write-down of the goodwill and indefinite-lived intangible assets of Shoebuy of $28.0 million and $4.5 million, respectively, and at the Search & Applications segment related to the write-down of an indefinite-lived intangible asset of IAC Search & Media of $11.0 million. The indefinite-lived intangible asset impairment charge at Shoebuy related to trade names and trademarks. The goodwill and indefinite-lived intangible asset impairment charges at Shoebuy reflected expectations of lower revenue and profit performance in future years due to Shoebuy's 2010 fourth quarter revenue and profit performance, which is its seasonally strongest quarter. The indefinite-lived intangible asset impairment charge at IAC Search & Media was primarily due to lower future revenue projections associated with a trade name and trademark based largely upon the impact of 2010's full year results.

        In connection with its annual assessment and its review of definite-lived intangible assets in 2009, the Company identified and recorded impairment charges at the Search & Applications segment related to the write-down of the goodwill and indefinite-lived and definite-lived intangible assets of IAC Search & Media of $916.9 million, $104.1 million and $24.2 million, respectively. The goodwill and indefinite-lived intangible asset impairment charges reflected lower projections for revenue and profits at IAC Search & Media in future years that reflected the Company's consideration of industry growth rates, competitive dynamics and IAC Search & Media's operating strategies and the impact of these factors on the fair value of IAC Search & Media and its goodwill and indefinite-lived intangible assets. The indefinite-lived intangible asset impairment charge related to trade names and trademarks. The definite-lived intangible asset impairment charge primarily related to certain technology and advertiser relationships, the carrying values of which were no longer considered recoverable based upon an assessment of future cash flows related to these assets. Accordingly, these assets were written down to fair value.

        The indefinite-lived and definite-lived intangible asset impairment charges are included in amortization of intangibles in the accompanying consolidated statement of operations.

        The balance of goodwill and intangible assets, net is as follows:

	December 31,
	2011	2010
	(In thousands)
Goodwill	$1,358,524	$989,493
Intangible assets with indefinite lives	351,488	237,021
Intangible assets with definite lives, net	26,619	8,023

Total goodwill and intangible assets, net	$1,736,631	$1,234,537

        The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2011:

	Balance as of December 31, 2010	Additions	(Deductions)	Foreign Exchange Translation	Balance as of December 31, 2011
	(In thousands)
IAC Search & Media	$526,681	$—	$(237)	$—	$526,444

Search & Applications	526,681	—	(237)	—	526,444
Match	297,974	397,115	—	(28,016)	667,073
HomeAdvisor	109,917	—	(3)	33	109,947
CityGrid Media	17,450	301	—	—	17,751

Local	127,367	301	(3)	33	127,698
Connected Ventures	8,436	—	(169)	—	8,267
DailyBurn	7,323	—	—	—	7,323

Media	15,759	—	(169)	—	15,590
Shoebuy	21,712	7	—	—	21,719

Other	21,712	7	—	—	21,719

Total	$989,493	$397,423	$(409)	$(27,983)	$1,358,524

        Additions principally relate to the acquisitions of Meetic and OkCupid. Both the December 31, 2011 and 2010 goodwill balances include accumulated impairment losses of $916.9 million, $28.0 million and $11.6 million at IAC Search & Media, Shoebuy and Connected Ventures, respectively.

        The following table presents the balance of goodwill by reporting unit, including the changes in the carrying value of goodwill, for the year ended December 31, 2010:

	Balance as of December 31, 2009	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance as of December 31, 2010
	(In thousands)
IAC Search & Media	$527,604	$—	$(923)	$—	$—	$526,681

Search & Applications	527,604	—	(923)	—	—	526,681
Match	253,812	37,375	—	—	6,787	297,974
HomeAdvisor	110,689	—	—	—	(772)	109,917
CityGrid Media	17,450	—	—	—	—	17,450

Local	128,139	—	—	—	(772)	127,367
Connected Ventures	8,436	—	—	—	—	8,436
DailyBurn	—	7,323	—	—	—	7,323

Media	8,436	7,323	—	—	—	15,759
Shoebuy	49,744	—	—	(28,032)	—	21,712

Other	49,744	—	—	(28,032)	—	21,712

Total	$967,735	$44,698	$(923)	$(28,032)	$6,015	$989,493

        Additions principally relate to the acquisitions of Meetic's Latin American operations ("Parperfeito"), Singlesnet and DailyBurn.com. The December 31, 2009 goodwill balance includes accumulated impairment losses of $916.9 million and $11.6 million at IAC Search & Media and Connected Ventures, respectively.

        Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. At December 31, 2011, intangible assets with definite lives are as follows:

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Customer lists	$18,050	$(8,837)	$9,213	1.0
Technology	16,145	(3,858)	12,287	2.2
Supplier agreements	8,946	(5,298)	3,648	6.4
Other	6,063	(4,592)	1,471	3.4

Total	$49,204	$(22,585)	$26,619	2.6

        At December 31, 2010, intangible assets with definite lives are as follows:

	Cost	Accumulated Amortization	Net	Weighted-Average Amortization Life (Years)
	(In thousands)
Supplier agreements	$7,100	$(4,668)	$2,432	6.7
Customer lists	5,534	(5,298)	236	1.3
Technology	3,100	(1,817)	1,283	3.0
Other	8,871	(4,799)	4,072	4.2

Total	$24,605	$(16,582)	$8,023	4.1

        At December 31, 2011, amortization of intangible assets with definite lives for each of the next five years is estimated to be as follows:

Years Ending December 31,	(In thousands)
2012	$18,712
2013	6,176
2014	669
2015	607
2016	455

$26,619